File No. 33-11351
                                               Rule 497(e)

Stein Roe Domestic Equity Funds

   Balanced Fund
   Growth & Income Fund, Class S
   Disciplined Stock Fund
   Growth Stock Fund
   Growth Investor Fund, Class S
   Midcap Growth Fund
   Large Company Focus Fund
   Capital Opportunities Fund
   Small Company Growth Fund

Prospectus
February 1, 2000


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

Each fund section contains the following information specific to that fund: investment goal; principal investment strategy;
principal investment risks; fund performance; and your expenses.

Please keep this prospectus as your reference manual.

1   Balanced Fund

9   Growth & Income Fund, Class S

16  Disciplined Stock Fund

23  Growth Stock Fund

29  Growth Investor Fund, Class S

37  Midcap Growth Fund

44  Large Company Focus Fund

51  Capital Opportunities Fund

57  Small Company Growth Fund

64  Financial Highlights

74  Your Account
       Purchasing Shares
       Opening an Account
       Determining Share Price (NAV)
       Selling Shares
       Exchanging Shares
       Reporting to Shareholders
       Dividends and Distributions

89  Other Investments and Risks

94  The Funds' Management
       Investment Adviser
       Portfolio Managers
       Master/Feeder Fund Structure

[Callout]
DEFINING CAPITALIZATION
A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.

According to Lipper, Inc. as of December 1999, large-cap companies had market capitalizations greater than $9.0 billion, midcap companies had market capitalizations between $2.2 and $9.0 billion, and small-cap companies had market capitalizations less than $2.2 billion. These amounts are subject to change.
[End Callout]

THE FUNDS
BALANCED FUND

INVESTMENT GOAL   Stein Roe Balanced Fund seeks long-term growth
of capital and current income consistent with reasonable investment risk.

PRINCIPAL INVESTMENT STRATEGY   Balanced Fund invests all of its
assets in SR&F Balanced Portfolio as part of a master fund/feeder fund structure. Balanced Portfolio allocates its investments among common stocks and securities convertible into common stocks, bonds and cash. The Portfolio invests primarily in well-established companies that have large market capitalizations. The portfolio manager may invest in a company because it has a history of steady to improving sales or earnings growth that they believe can be sustained. He also may invest in a company because they believe its stock is priced attractively compared to the value of its assets. The Portfolio may invest up to 25% of its assets in foreign stocks.

The Portfolio also invests at least 25% of its assets in bonds. The Portfolio purchases bonds that are "investment grade"-that is, within the four highest investment grades assigned by a nationally recognized statistical rating organization. The Portfolio may invest in unrated bonds if the portfolio managers believe that the securities are investment-grade quality. To select debt securities for the Portfolio, the portfolio manager considers a bond's expected income together with its potential for price gains or losses.

The portfolio manager sets the Portfolio's asset allocation between stocks, bonds and cash. The portfolio manager may change the allocation from time to time based upon economic, market and other factors that affect investment opportunities.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks and bonds: management risk and market risk. For bonds, market risk is primarily a factor of interest rate changes. These risks may cause you to lose money by investing in the Fund.

[Callout]
WHAT ARE MARKET AND MANAGEMENT RISKS?
Management risk means that Stein Roe's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End Callout]

Because the Portfolio invests in stocks and bonds, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the stocks and bonds.

Foreign Securities
Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Debt Securities
The Portfolio's investments in debt securities, generally bonds, expose the Fund to interest rate risk. Interest rate risk is the risk of a decline in the price of a bond when interest rates increase or decrease. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise.
Changes in the value of bonds will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds having longer maturities.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in Balanced Fund if you:
* are a long-term investor and want a fund that offers both stocks and bonds in the same investment
* want a fund that can invest in both domestic and international stocks
* are a first-time investor or want to invest primarily in just one fund
* want to invest in stocks, but are uncomfortable with the risk level of a fund that invests solely in stocks
* want to invest in bonds, but want more return potential than is typically available from a fund that invests solely in bonds

Balanced Fund is not appropriate for investors who:
* want to avoid volatility or possible losses
* are saving for a short-term investment
* are not interested in generating taxable current income

FUND PERFORMANCE   The following charts show the Fund's
performance for the past 10 calendar years through December 31, 1999. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]

                  YEAR-BY-YEAR TOTAL RETURNS
45%
40%
35%
30%
25%      29.59%
20%                                22.65%
15%                                     17.05% 17.47%
10%                   12.34%                        12.19% 12.26%
 5%             7.89%
 0%
-5% -1.72%                  -4.12%
     1990  1991  1992  1993  1994  1995  1996  1997  1998  1999
[  ] Balanced Fund
[end of bar chart]

Best quarter: 4th quarter 1998, +12.53%
Worst quarter: 3rd quarter 1990, -9.49%


Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500
Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.


                     AVERAGE ANNUAL TOTAL RETURNS
                         Periods ending December 31, 1999
                           1 yr        5 yr        10 yr
Balanced Fund             12.26%      16.26%       12.13%
S&P 500 Index*            21.03%      28.54%       18.19%

*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.


YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (b)
(expenses that are deducted from Fund assets)
Management fees(c)                   0.70%
Distribution (12b-1) fees            None
Other expenses                       0.44%
Total annual fund operating expenses 1.14%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. This example reflects expenses of both the Fund and the Portfolio. Expenses based on these assumptions are:

                           EXPENSE EXAMPLE
                      1 yr        3 yrs      5 yrs      10 yrs
---------------------------------------------------------------
Balanced Fund         $116        $362       $628       $1,386

THE FUNDS
GROWTH & INCOME FUND, CLASS S

     This Fund is closed to new investors except for purchases by eligible investors as described under "Your Account."

INVESTMENT GOAL   Stein Roe Growth & Income Fund seeks to provide
both growth of capital and current income.

PRINCIPAL INVESTMENT STRATEGY   Growth & Income Fund invests all
of its assets in SR&F Growth & Income Portfolio as part of a master fund/feeder fund structure. Growth & Income Portfolio invests primarily in common stocks of well-established companies having large market capitalizations. The Portfolio may also invest in companies having midsized market capitalizations. The Portfolio may invest up to 25% of its assets in foreign stocks. To select investments for the Portfolio, the portfolio manager looks for common stocks that have the potential to increase in price and to pay dividends. The portfolio manager focuses on the stocks of companies that have experienced management; broad, highly diversified product lines; deep financial resources; easy access to credit; and a history of paying dividends.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

[Callout]
WHAT ARE MARKET AND MANAGEMENT RISKS?
Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End Callout]

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities.

Foreign Securities

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in Growth & Income Fund if you:
* want to invest in the stocks of large companies, but prefer to temper stock price fluctuations by combining growth with the potential of a steady source of income from dividends
* are a long-term investor looking for steady, not aggressive, growth potential
* are a first-time investor or want to invest primarily in just one stock fund

Growth & Income Fund is not appropriate for investors who:
* want to avoid the risk and volatility associated with stock market investing
* are saving for a short-term investment
* are not interested in generating taxable current income

FUND PERFORMANCE   The following charts show the Fund's
performance for the past 10 calendar years through December 31, 1999. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
                   YEAR-BY-YEAR TOTAL RETURNS
45%
40%
35%
30%       32.42%                  30.15%
25%                                            25.71%
20%                                      21.81%
15%                                                  19.54%
10%              10.01% 12.86%                             11.13%
 5%
 0%
-5%  -1.72%                  -0.14%
      1990  1991  1992  1993  1994  1995  1996  1997  1998  1999
[  ] Growth & Income Fund
[end of bar chart]

Best quarter: 4th quarter 1998, +17.91%
Worst quarter: 3rd quarter 1990, -12.06%

Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500
Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                      AVERAGE ANNUAL TOTAL RETURNS
                            Periods ending December 31, 1999
                                1 yr      5 yr      10 yr
----------------------------------------------------------------
Growth & Income Fund, Class S  11.13%    21.50%     15.63%
S&P 500 Index*                 21.03%    28.54%     18.19%

*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (b)
(expenses that are deducted from Fund assets)
Management fees(c)                    0.75%
Distribution (12b-1) fees             None
Other expenses                        0.31%
Total annual fund operating expenses  1.06%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. This example reflects expenses of both the Fund and the Portfolio. Expenses based on these assumptions are:

                            EXPENSE EXAMPLE
                                    1 yr   3 yrs   5 yrs   10 yrs
------------------------------------------------------------------
Growth & Income Fund, Class S      $108     $337    $585   $1,294

THE FUNDS
DISCIPLINED STOCK FUND

INVESTMENT GOAL   Stein Roe Disciplined Stock Fund seeks long-term
growth.

PRINCIPAL INVESTMENT STRATEGY   Disciplined Stock Fund invests all
of its assets in SR&F Disciplined Stock Portfolio as part of a master fund/feeder fund structure. Under normal market circumstances, Disciplined Stock Portfolio will invest primarily in common stocks of midcapitalization companies. The Portfolio may also invest in companies having large-market capitalizations. The Portfolio may invest up to 25% of its assets in foreign stocks. The portfolio will be "blend" in nature, meaning that the managers will exercise latitude in investing in the stocks of companies that have "growth" and/or "value" characteristics. The portfolio managers will generally avoid growth stocks with very high relative price/earnings ratios and growth rates. These strategies reflect the Fund's more conservative posture than a fund investing only in growth stocks. In selecting stocks with value characteristics, the portfolio managers will look for companies that are undervalued and are perhaps growing more slowly, but whose valuation may be attractive based on factors such as an improved earnings outlook, increasing free cash flow, new product initiatives or changes in management.

The portfolio managers may sell a portfolio holding if the security reaches the portfolio managers' price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio managers may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

[Callout]
WHAT ARE MARKET AND MANAGEMENT RISKS?
Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End Callout]

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities.

Investments in stocks of midsized companies can be riskier than investments in larger companies. Midsized companies often have limited product lines, operating histories, markets, or financial resources. They may depend heavily on a small management group than larger companies. Midsized companies may trade less frequently, in smaller volumes, and fluctuate more sharply in price than larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Foreign Securities

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in Disciplined Stock Fund if you:
* want a fund that typically will blend both growth and value characteristics
* are a long-term investor

Disciplined Stock Fund is not appropriate for investors who:
* want to avoid the volatility and risks of stock market investing
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE   The following charts show the Fund's
performance for the past 10 calendar years through December 31, 1999. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
                      YEAR-BY-YEAR TOTAL RETURNS
40%
35%         34.04%
30%
25%                                             25.94%
20%                     20.42%
15%                                 18.73% 18.81%
10%               14.05%                                    10.51%
 5%
 0%
-5%  -5.81%                   -3.35%
-10%
-15%                                                  -11.25%
       1990  1991  1992  1993  1994  1995  1996  1997  1998  1999
[ ] Disciplined Stock Fund
[end of bar chart]

Best quarter: 2nd quarter 1999, +20.87%
Worst quarter: 3rd quarter 1998, -18.13%

Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P MidCap 400 Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                       AVERAGE ANNUAL TOTAL RETURNS
                             Periods ending December 31, 1999
                              1 yr         5 yr        10 yr
----------------------------------------------------------------
Disciplined Stock Fund       10.51%       11.74%      11.31%
S&P MidCap 400 Index*        14.72%       23.05%      17.32%

*The S&P MidCap 400 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (b)
(expenses that are deducted from Fund assets)
Management fees(c)                         0.87%
Distribution (12b-1) fees                  None
Other expenses                             0.29%
Total annual fund operating expenses       1.16%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. This example reflects expenses of both the Fund and the Portfolio. Expenses based on these assumptions are:

                           EXPENSE EXAMPLE
                         1 yr     3 yrs     5 yrs      10 yrs
--------------------------------------------------------------
Disciplined Stock Fund   $118      $368     $638        $1,409

THE FUNDS
GROWTH STOCK FUND

     This Fund is closed to new investors except for purchases by eligible investors as described under "Your Account."

INVESTMENT GOAL   Stein Roe Growth Stock Fund seeks long-term
growth.

PRINCIPAL INVESTMENT STRATEGY   Growth Stock Fund invests all of
its assets in SR&F Growth Stock Portfolio as part of a master fund/feeder fund structure. Growth Stock Portfolio invests primarily in the common stocks of companies with large-market capitalizations. The Portfolio emphasizes the technology, financial services, health care, and global consumer franchise sectors. The Portfolio may invest up to 25% of its assets in foreign stocks. To select investments for the Portfolio, the portfolio manager considers companies that he believes will generate earnings growth over the long term regardless of the economic environment.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

[Callout]
WHAT ARE MARKET AND MANAGEMENT RISKS?
Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End Callout]

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities.

The Portfolio's emphasis on certain market sectors may increase volatility in the Fund's NAV. If sectors that the Portfolio invests in do not perform well, the Fund's NAV could decrease.

Foreign Securities

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in Growth Stock Fund if you:
* are a long-term investor and want to participate in the market for large-capitalization growth stocks
* can tolerate the risk and volatility associated with the general stock market but want less risk and volatility than an aggressive growth fund

Growth Stock Fund is not appropriate for investors who:
* want to avoid the risk and volatility associated with stock market investing
* are saving for a short-term investment
* want regular current income

FUND PERFORMANCE   The following charts show the Fund's
performance for the past 10 calendar years through December 31, 1999. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
                     YEAR-BY-YEAR TOTAL RETURNS
45%       46.00%
40%
35%                                 35.63%                 36.61%
30%                                            31.62%
25%                                                  25.54%
20%                                     20.94%
15%
10%
 5%              8.24%
 0%  0.93%              2.84%
-5%                           -3.78%
      1990  1991  1992  1993  1994  1995  1996  1997  1998  1999
[ ] Growth Stock Fund
[end of bar chart]

Best quarter: 4th quarter 1999, +25.35%
Worst quarter: 3rd quarter 1990, -16.61%

Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500
Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                      AVERAGE ANNUAL TOTAL RETURNS
                           Periods ending December 31, 1999
                           1 yr        5 yr        10 yr
-------------------------------------------------------------
Growth Stock Fund         36.61%      29.93%       19.31%
S&P 500 Index*            21.03%      28.54%       18.19%

*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (b)
(expenses that are deducted from Fund assets)
Management fees(c)                      0.71%
Distribution (12b-1) fees               None
Other expenses                          0.26%
Total annual fund operating expenses    0.97%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. This example reflects expenses of both the Fund and the Portfolio. Expenses based on these assumptions are:

                          EXPENSE EXAMPLE
                      1 yr     3 yrs      5 yrs     10 yrs
-------------------------------------------------------------
Growth Stock Fund     $99      $309       $536      $1,190

THE FUNDS
GROWTH INVESTOR FUND, CLASS S

     This Fund is closed to new investors except for purchases by eligible investors as described under "Your Account."

INVESTMENT GOAL   Stein Roe Growth Investor Fund seeks long-term
growth.

Principal Investment Strategy Stein Roe Growth Investor Fund invests all its assets in SR&F Growth Investor Portfolio as part of a master fund/feeder fund structure. The Portfolio invests primarily in common stocks believed to have long-term growth potential. Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks of companies that Stein Roe believes have long-term growth potential. The Portfolio may invest in companies of any size including smaller, emerging companies. It emphasizes companies in the technology sector, including computer software, computer hardware, semiconductors and Internet infrastructure companies, and various consumer goods sectors, including personal care products, pharmaceuticals and food products. The Portfolio may invest up to 25% of its assets in foreign stocks.

To select investments for the portfolio, the portfolio managers look for companies that are market leaders with growing market share in their respective industries. The managers also look for companies with strong financial balance sheets and experienced management teams.

The portfolio managers may sell a portfolio holding if the company has a deterioration of fundamentals such as lower revenues or earnings growth. The portfolio managers may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

[Callout]
WHAT ARE MARKET AND MANAGEMENT RISKS?
Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End Callout]

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities.

Due to its focus on companies in the technology sector and various consumer goods sectors, the Fund may perform differently than the stock market. Financial, economic, business, political, and other developments affecting the technology or consumer goods sectors will have a greater effect on the Fund. The value of technology-related companies is particularly vulnerable to rapidly changing technology, extensive government regulation, and relatively high costs of obsolescence caused by technological advances, which are higher than in other industry sectors. Shares of a small company may pose greater risks than shares of a large company due to narrow product lines, limited financial resources, less depth in management or a limited trading market for its stock.

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in Growth Investor Fund if you:
* are a long-term investor who wants to participate in the stock market through a Fund that emphasizes growth companies
* can accept more investment risk and volatility than the general stock market

Growth Investor Fund is not appropriate for shareholders who:
* want to avoid volatility or possible losses
* want to save for a short-term investment
* need regular current income

FUND PERFORMANCE   The historical performance of the Fund shown in
the performance table is the performance of Stein Roe Young Investor Fund, a separate feeder fund of the Portfolio. Performance for Young Investor Fund is not restated to reflect the higher gross annual operating expenses of Growth Investor Fund.
If those gross annual operating expenses were reflected, performance of Young Investor Fund would be lower. The chart and table give some indication of the risks of investing in the Fund. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

Year-by-Year Total Returns

Year-by-year calendar returns show the volatility of Young
Investor Fund since it started. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]

                  YEAR-BY-YEAR TOTAL RETURNS
40%
35%    39.79%     35.10%
30%                                                   31.69%
25%                          26.28%
20%
15%                                      17.65%
10%
 5%
 0%
-5%
         1995       1996       1997       1998       1999
[ ] Growth Investor Fund*
[end of bar chart]

Best quarter: 4th quarter 1999, +28.04%
Worst quarter: 3rd quarter 1998, -16.46%

*Growth Investor Fund performance is the performance of Young
Investor Fund from April 29, 1994 through March 31, 1999.


Average Annual Total Returns

Stein Roe Growth Investor Fund commenced operations on March 31, 1999. The Fund's historical performance for all periods prior to March 31, 1999, is the performance of Young Investor Fund and has not been restated to reflect the higher gross annual operating expenses of Growth Investor Fund. Average annual total returns measure Young Investor Fund's performance over time. We compare Young Investor Fund's return with returns for the S&P 500 Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.


                   AVERAGE ANNUAL TOTAL RETURNS
                            Periods ending December 31, 1999
                            1 yr     5 yr    Since Inception
                                             (April 29, 1994)
--------------------------------------------------------------
Growth Investor Fund*       31.69%   29.87%       27.49%
S&P 500 Index**             21.03%   28.54%       25.65%

 *Growth Investor Fund performance is the performance of Young
  Investor Fund from April 29, 1994 through March 31, 1999.
**The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment. Since inception performance for the S&P 500 Index is from April 30, 1994 to December 31, 1999.


YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (b)
(expenses that are deducted from Fund assets)
Management fees(c)                      0.73%
Distribution (12b-1) fees               None
Other expenses                          1.61%
Total annual fund operating expenses    2.34%
Expense reimbursement(d)                1.24%
Net expenses                            1.10%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.
(d) Stein Roe will reimburse the Fund if its annual ordinary operating expenses exceed 1.10% of average daily net assets. This commitment expires on January 31, 2001. After reimbursement, management fees will be 0.0% and other expenses will be 1.10%. A reimbursement lowers the expense ratio and increases overall return to investors.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. This example reflects expenses of both the Fund and the Portfolio. Expense reimbursements are in effect for the first year in the periods below. Expenses based on these assumptions are:

                           EXPENSE EXAMPLE
                        1 yr     3 yrs     5 yrs     10 yrs
------------------------------------------------------------
Growth Investor Fund    $112     $611     $1,138     $2,581

THE FUNDS
MIDCAP GROWTH FUND

INVESTMENT GOAL   Stein Roe Midcap Growth Fund seeks long-term
growth.

PRINCIPAL INVESTMENT STRATEGY   Under normal market conditions,
Midcap Growth Fund invests at least 65% of its assets in common stocks of midcap companies that the portfolio manager believes have long-term growth potential. The Fund may also invest in small- and large-capitalization companies. The Fund may invest up to 25% of its assets in foreign stocks. To select investments for the Fund, the portfolio manager considers midcap companies that show the potential to generate and sustain long-term earnings growth at above-average rates. The portfolio manager selects companies based on his view of long-term rather than short-term earnings growth prospects.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

[Callout]
WHAT ARE MARKET AND MANAGEMENT RISKS?
Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End Callout]

Because the Fund invests in stocks, the price of its shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities.

Investments in stocks of midsized companies can be riskier than investments in larger companies. Midsized companies often have limited product lines, operating histories, markets, or financial resources. They may depend heavily on a small management group. Midsized companies may trade less frequently, in smaller volumes, and fluctuate more sharply in price than larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Foreign Securities

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in Midcap Growth Fund if you:
* want a fund that emphasizes midcap companies
* are a long-term investor

Midcap Growth Fund is not appropriate for investors who:
* want to avoid the risk and volatility associated with small stock investing
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE   The following charts show the Fund's
performance for calendar years through December 31, 1999. The returns include the reinvestment of dividends and distributions.
As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
                   YEAR-BY-YEAR TOTAL RETURNS
45%
40%                            42.73%
30%
25%
20%
15%              15.24%
10%
 5%
 0%
-5%
                 1998             1999
[ ] Midcap Growth Fund
[end of bar chart]

Best quarter: 4th quarter 1999, +44.10%
Worst quarter: 3rd quarter 1998, -18.35%

Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500
Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                   AVERAGE ANNUAL TOTAL RETURNS
                         Periods ending December 31, 1999
                          1 yr          Since Inception
                                        (June 30, 1997)
------------------------------------------------------------
Midcap Growth Fund        42.73%            26.57%
S&P 500 Index*            21.03%            24.26%

*The S&P 500 Index is an group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (b)
(expenses that are deducted from Fund assets)
Management fees(c)                     0.90%
Distribution (12b-1) fees              None
Other Expenses                         0.64%
Total annual fund operating expenses   1.54%
Expense reimbursement(d)               0.29%
Net expenses                           1.25%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.
(d) Stein Roe will reimburse the Fund if its ordinary operating expenses exceed 1.25% of annual average net assets. The expense undertaking expires on January 31, 2001. After reimbursement, management fees will be 0.61%. A reimbursement lowers the expense ratio and increases overall return to investors.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expense reimbursements are in effect for the first year in the periods below. Expenses based on these assumptions are:

                           EXPENSE EXAMPLE
                      1 yr      3 yrs     5 yrs    10 yrs
------------------------------------------------------------
Midcap Growth Fund    $127      $458      $812     $1,810

THE FUNDS
LARGE COMPANY FOCUS FUND

INVESTMENT GOAL   Stein Roe Large Company Focus Fund seeks long-
term growth.

PRINCIPAL INVESTMENT STRATEGY   Large Company Focus Fund invests
primarily in a limited number of large capitalization companies that the portfolio manager believes have above-average growth potential. As a "focus" fund, under normal conditions, the Fund will primarily hold between 15-25 common stocks. To select investments for the Fund, the portfolio manager considers companies that are dominant in their particular industries or markets that can generate consistent earnings growth. The portfolio manager selects investments across many sectors. Since the Fund is "non-diversified," the percentage of assets that it may invest in any one issuer is not limited. The Fund may invest up to 25% of its assets in foreign stocks.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

[Callout]
WHAT ARE MARKET AND MANAGEMENT RISKS?
Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End Callout]

Because the Fund invests in stocks, the price of its shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities.

The Fund invests in a limited number of stocks and it owns a higher concentration in a single stock than a "diversified" fund. As a result, a single stock's increase or decrease in value may have a greater impact on the Fund's NAV and cause the Fund's NAV to fluctuate more than the NAV of diversified growth funds.

Foreign Securities

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in Large Company Focus Fund if you:
* want a mutual fund that invests in a limited number of large-cap growth stocks
* want the added performance potential of a focus fund and are comfortable with the increased price volatility that may accompany focused investing
* are a long-term investor

Large Company Focus Fund is not appropriate for investors who:
* want to avoid the greater price volatility associated with a fund that invests in a limited number of stocks
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE   The following charts show the Fund's
performance for calendar year 1999. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

This chart illustrates performance for the one-year period ended
December 31, 1999 and provides an indication of the risks of investing in the Fund.

[bar chart]
  ANNUAL TOTAL RETURNS
40%
35%     37.99%
30%
25%
20%
15%
10%
 5%
 0%
-5%
         1999
[  ] Large Company Focus Fund
[end of bar chart]

Best quarter: 4th quarter 1999, +20.90%
Worst quarter: 3rd quarter 1998, -12.87%

Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500
Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                      AVERAGE ANNUAL TOTAL RETURNS
                           Periods ending December 31, 1999
                           1 yr          Since Inception
                                         (June 26, 1998)
--------------------------------------------------------------
Large Company Focus Fund    37.99%           26.36%
S&P 500 Index*              21.03%           20.46%

*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment. Since inception performance for the S&P 500 Index is from June 30, 1998 to December 31, 1999.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES(b)
(expenses that are deducted from Fund assets)
Management fees(c)                       0.90%
Distribution (12b-1) fees                None
Other expenses                           0.71%
Total annual fund operating expenses     1.61%
Expense reimbursement(d)                 0.11%
Net expenses                             1.50%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.
(d) Stein Roe will reimburse the Fund if its ordinary operating expenses exceed 1.50% of annual average net assets. The expense undertaking expires on January 31, 2001. After reimbursement, management fees will be 0.79%. A reimbursement lowers the expense ratio and increases overall return to investors.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expense reimbursements are in effect for the first year in the periods below. Expenses based on these assumptions are:

                             EXPENSE EXAMPLE
                             1 yr     3 yrs     5 yrs     10 yrs
-----------------------------------------------------------------
Large Company Focus Fund     $153     $497      $866      $1,902

THE FUNDS
STEIN ROE CAPITAL OPPORTUNITIES FUND

INVESTMENT GOAL   Stein Roe Capital Opportunities Fund seeks long-
term growth.

PRINCIPAL INVESTMENT STRATEGY Capital Opportunities Fund invests primarily in the common stocks of aggressive growth companies. An aggressive growth company has the ability to increase its earnings at an above-average rate. To select stocks for the Fund, the managers concentrate on stocks of small and midcapitalization companies which they believe have opportunities for growth. The Fund may invest up to 25% of its assets in foreign stocks.

The portfolio managers may sell a portfolio holding if the security reaches the portfolio managers' price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio managers may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

[Callout]
WHAT ARE MARKET AND MANAGEMENT RISKS?
Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End Callout]

Because the Fund invests in stocks, the price of its shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities.

Investments in stocks of small and midsized companies can be riskier than investments in larger companies. Small and midsized companies often have limited product lines, operating histories, markets, or financial resources. They may depend heavily on a small management group. Small companies in particular are more likely to fail or prove unable to grow. Small and midsized companies may trade less frequently, in smaller volumes, and fluctuate more sharply in price than larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Foreign Securities

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in Capital Opportunities Fund if you:
* like the significant growth potential of aggressive growth companies and can tolerate their greater price volatility
* believe that a company's earnings growth drives its stock price
* are a long-term investor and prefer a fund with a long-term investment horizon

Capital Opportunities Fund is not appropriate for investors who:
* want to avoid the increased price volatility and risks associated with aggressive growth investing
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE   The following charts show the Fund's
performance for the past 10 calendar years through December 31, 1999. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
                       YEAR-BY-YEAR TOTAL RETURNS
65%
60%         62.79%
55%
50%                                50.77%
45%
40%                                                        40.33%
35%
30%
25%  -29.09%           27.52%
20%                                      20.39%
15%
10%
 5%                                             6.15%
 0%               2.43%      0.00%
-5%                                                   -1.61%
-10%
       1990  1991  1992  1993  1994  1995  1996  1997  1998  1999
[ ] Capital Opportunities Fund
[end of bar chart]

Best quarter: 4th quarter 1999, +43.85%
Worst quarter: 3rd quarter 1990, -33.14%

Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P MidCap 400 Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                      AVERAGE ANNUAL TOTAL RETURNS
                             Periods ending December 31, 1999
                             1 yr        5 yr        10 yr
---------------------------------------------------------------
Capital Opportunities Fund   40.33%     21.61%       14.90%
S&P MidCap 400 Index*        14.72%     23.05%       17.32%

*The S&P MidCap 400 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES(b)
(expenses that are deducted from Fund assets)
Management fees(c)                        0.89%
Distribution (12b-1) fees                 None
Other expenses                            0.30%
Total annual fund operating expenses      1.19%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

                         EXPENSE EXAMPLE
                             1 yr      3 yrs     5 yrs     10 yrs
Capital Opportunities Fund   $121      $378      $654      $1,443

THE FUNDS
SMALL COMPANY GROWTH FUND

INVESTMENT GOAL   Stein Roe Small Company Growth Fund seeks long-
term growth.

PRINCIPAL INVESTMENT STRATEGY   Under normal market conditions,
the Fund invests at least 65% of its assets in common stocks of small-cap companies. The Fund may invest in new issuers during periods when new issues are being brought to market. The Fund may also invest in midcap companies. The Fund invests in companies that compete within large and growing markets and that have the ability to grow their market share. To find companies with these growth characteristics, the portfolio manager seeks out companies that are-or, in the portfolio manager's judgment, have the potential to be-a market share leader within their respective industry. He also looks for companies with strong management teams that participate in the ownership of the companies.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. Investments in small- and medium-cap companies may increase these risks relative to investments in larger-cap companies.
These risks may cause you to lose money by investing in the Fund.

[Callout]
WHAT ARE MARKET AND MANAGEMENT RISKS?
Management risk means that stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End of callout]

The price of the Fund's shares-its net asset value (NAV)-may fluctuate daily in response to changes in the market value of the securities.

Small- and Medium-Cap Companies

The securities the Fund purchases may involve certain special risks. Small- and medium-sized companies and new issuers often have limited product lines, operating histories, markets, or financial resources. They also may depend heavily on a small management group. Small-cap companies in particular are more likely to fail or prove unable to grow. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in price than securities of larger companies.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in Small Company Growth Fund if you:
* are a long-term investor who seeks the potentially greater growth opportunities of small-cap stocks and can tolerate their greater risks
* can tolerate fluctuations in the Fund's NAV due to greater volatility of small-cap companies

Small Company Growth Fund is not appropriate for investors who:
* already have significant holdings in small-cap stocks or mutual funds
* want to avoid volatility or possible losses
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE   The following charts show the Fund's
performance for calendar years through December 31, 1999. The returns include the reinvestment of dividends and distributions.
As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
           YEAR-BY-YEAR TOTAL RETURNS*
50%                             50.91%
40%
30%
20%
10%       19.93%
 0%                   7.85%
-5%
           1997        1998      1999
[ ] Small Company Growth Fund
[end of bar chart]

Best quarter: 4th quarter 1999, +36.33%
Worst quarter: 3rd quarter 1998, -19.32%

*On February 2, 1999, the Colonial Aggressive Growth Fund (Predecessor Fund) was reorganized into the Fund. The Predecessor Fund had multiple classes of shares, consisting of Class A, Class B, and Class C shares. The performance information contained in the chart prior to February 2, 1999, is based on the historical returns of the Predecessor Fund's Class A shares, which, unlike the Fund, had a 0.25% 12b-1 fee. This chart does not reflect the sales load of the Predecessor Fund's Class A shares.

Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P SmallCap 600 Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                      AVERAGE ANNUAL TOTAL RETURNS
                            Periods ending December 31, 1999
                            1 yr           Since Inception
                                          (March 25, 1996)
--------------------------------------------------------------
Small Company Growth Fund*  50.91%             24.06%
S&P SmallCap 600 Index**    12.41%             13.33%

*On February 2, 1999, the Colonial Aggressive Growth Fund (Predecessor Fund) was reorganized into the Fund. The Predecessor Fund had multiple classes of shares, consisting of Class A, Class B, and Class C shares. The performance information contained in the table prior to February 2, 1999, is based on the historical returns of the Predecessor Fund's Class A shares, which, unlike the Fund, had a 0.25% 12b-1 fee. The table does not reflect the sales load of the Predecessor Fund's Class A shares.
**The S&P SmallCap 600 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment. Since inception performance for the S&P SmallCap 600 Index is from March 31, 1996 to December 31, 1999.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (b)
(expenses that are deducted from Fund assets)
Management fees (c)                        1.00%
Distribution (12b-1) fees                  None
Other expenses                             2.73%
Total annual fund operating expenses       3.73%
Expense reimbursement(d)                   2.23%
Net expenses                               1.50%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Management fees reflect increases effective February 1999. In addition, the Fund's 12b-1 fee of 0.25% and load of 5.75% were eliminated effective February 1999. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.
(d) Stein Roe will reimburse the Fund if its annual ordinary operating expenses exceed 1.50% of average daily net assets. This commitment expires on January 31, 2001. After reimbursement, management fees will be 0.0% and other expenses will be 1.50%. A reimbursement lowers the expense ratio and increases overall return to investors.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expense reimbursements are in effect for the first year in the periods below. Expenses based on these assumptions are:

                           EXPENSE EXAMPLE
                             1 yr     3 yrs     5 yrs     10 yrs
-----------------------------------------------------------------
Small Company Growth Fund    $153     $935     $1,737     $3,832

FINANCIAL HIGHLIGHTS

The financial highlights tables explain the Funds' financial performance. Consistent with other mutual funds, we show information for the last five fiscal years or for the period of a Fund's operations (if shorter). Each Fund's fiscal year runs from October 1 to September 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the tables reflects the financial results for a single Fund share. This information is included in the Funds' financial statements, which, for the year ended September 30, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in the Funds' annual reports. Arthur Andersen LLP audited the financial statements for the years 1995 through 1998 for Funds other than Small Company Growth Fund. To request an annual report, please call 800-338-2550.

The fiscal year of Small Company Growth Fund ran from July 1 to June 30 through June 30, 1999 when it was changed to September 30. Information for that Fund through June 30, 1998, has been derived from the financial statements of Colonial Aggressive Growth Fund (Predecessor Fund). Certain information reflects the financial results for a single share of Class A of the Predecessor Fund outstanding throughout the period from March 31, 1996 through June 30, 1998. PricewaterhouseCoopers LLP has audited this information for all periods presented for that Fund.

BALANCED FUND
PER SHARE DATA
                                                      Years ended September 30,
                                            1999   1998       1997      1996     1995
--------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 30.70  $ 33.41   $ 30.07   $ 27.82   $ 25.78
Income from investment operations
Net investment income (c)                  0.78      0.95      0.95      1.00      1.33
Net gains (losses) on securities
  (both realized and unrealized)           3.85     (0.90)     5.61      2.96      2.22
Total income from investment
  operations                               4.63      0.05      6.56      3.96      3.55
Less distributions
Dividends (from net investment income)    (0.90)    (0.76)    (0.96)    (1.01)    (1.23)
Distributions (from capital gains)        (2.08)    (2.00)    (2.26)    (0.70)    (0.28)
Total distributions                       (2.98)    (2.76)    (3.22)    (1.71)    (1.51)
Net asset value, end of period          $ 32.35   $ 30.70   $ 33.41   $ 30.07   $ 27.82
Total return                              15.74%     0.14%    23.60%    14.83%    14.49%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000
  omitted)                             $250,690  $247,852  $284,846  $231,063  $228,560
Ratio of net expenses to average
  net assets                             .14%(b)    1.03%    1.05%       1.05%     0.87%
Ratio of net investment income to
  average net assets                    2.35%(b)    2.90%    3.02%       3.45%     5.14%
Portfolio turnover rate (a)               41%         61%      15%         87%       45%

(a) Portfolio turnover rate for 1999 and 1998 shows the portfolio turnover rate of the Portfolio. The Portfolio's turnover rate from the commencement of operations on February 14, 1997 through September 30, 1997, was 21%. Portfolio turnover rate for 1997, 1996 and 1995 shows that of the Fund prior to commencement of operations of the Portfolio.
(b) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.07% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred through the current fiscal year without the reduction.
(c) Per share data was calculated using average shares outstanding during the period.

GROWTH & INCOME FUND
PER SHARE DATA
                                                      Years ended September 30,
                                            1999   1998       1997      1996     1995
--------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 22.45  $ 22.91   $ 18.39   $ 16.65   $ 14.54
Income from investment operations
Net investment income (c)                   0.22     0.24      0.30      0.27      0.34
Net gains on securities (both
  realized and unrealized)                  4.10     0.55      5.15      3.22      2.56
Total income from investment operations     4.32     0.79      5.45      3.49      2.90
Less distributions
Dividends (from net investment income)     (0.25)   (0.28)    (0.28)    (0.32)    (0.20)
Distributions (from capital gains)         (0.38)   (0.97)    (0.65)    (1.43)    (0.59)
Total distributions                        (0.63)   (1.25)    (0.93)    (1.75)    (0.79)
Net asset value, end of period           $ 26.14  $ 22.45   $ 22.91   $ 18.39   $ 16.65
Total return                               19.39%    3.45%    30.81%    22.67%     21.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted) $375,789 $351,052  $337,466  $204,387   $139,539
Ratio of net expenses to
  average net assets                      1.06(b)    1.07%     1.13%     1.18%     0.96%
Ratio of net investment income to
  average net assets                     0.79%(b)    1.02%     1.52%     1.65%     1.78%
Portfolio turnover rate (a)                 7%         11%        2%       13%       70%

(a) Portfolio turnover rate for 1999 and 1998 shows the portfolio turnover rate of the Portfolio. The Portfolio's turnover rate from the commencement of operations on February 14, 1997 through September 30, 1997, was 7%. Portfolio turnover rate for 1997, 1996 and 1995 shows that of the Fund prior to commencement of operations of the Portfolio.
(b) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.04% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred through the current fiscal year without the reduction.
(c) Per share data was calculated using average shares outstanding during the period.

DISCIPLINED STOCK FUND(A)
PER SHARE DATA
                                                      Years ended September 30,
                                            1999     1998       1997       1996       1995
-------------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 24.48   $ 33.79    $ 27.39    $ 25.26    $ 23.54
Income from investment operations
Net investment income (loss) (d)            0.17      0.07      (0.06)      0.01       0.13
Net gains (losses) on securities
  (both realized and unrealized)            2.64     (6.06)      8.57       4.14       3.05
Total income from investment operations     2.81     (5.99)      8.51       4.15       3.18
Less distributions
Dividends (from net investment income)     (0.11)        -          -      (0.11)     (0.15)
Distributions (from capital gains)         (4.57)    (3.32)     (2.11)     (1.91)     (1.31)
Total distributions                        (4.68)    (3.32)     (2.11)     (2.02)     (1.46)
Net asset value, end of period           $ 22.61   $ 24.48    $ 33.79    $ 27.39    $ 25.26
Total return                               13.57%   (19.17%)    33.67%     17.89%     14.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted) $593,526  $911,650 $1,327,578 $1,158,498 $1,201,469
Ratio of net expenses to average net
  assets                                 1.16%(c)    1.13%       1.14%      1.18%     1.02%
Ratio of net investment income (loss)
  to average net assets                  0.63%(c)    0.21%      (0.17%)     0.03%     0.56%
Portfolio turnover rate (b)                47%         46%          7%        32%       41%

(a) The name of the Fund was changed on May 6, 1999 from Stein Roe Special Fund to Stein Roe Disciplined Stock Fund.
(b) Portfolio turnover rate for 1999 and 1998 shows the portfolio turnover rate of the Portfolio. The Portfolio's turnover rate from the commencement of operations on February 14, 1997 through September 30, 1997, was 8%. Portfolio turnover rate for 1997, 1996 and 1995 shows that of the Fund prior to commencement of operations of the Portfolio.
(c) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.09% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred through the current fiscal year without the reduction.
(d) Per share data was calculated using average shares outstanding during the period.

GROWTH STOCK FUND
PER SHARE DATA
                                                      Years ended September 30,
                                            1999   1998       1997      1996     1995
----------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 34.71  $ 35.29   $ 28.79   $ 26.13   $ 23.58
Income from investment operations
Net investment income (loss) (c)           (0.08)   (0.04)     0.01      0.08      0.12
Net gains on securities (both
  realized and unrealized)                 12.57     1.61      8.79      5.01      5.60
Total income from investment operations    12.49     1.57      8.80      5.09      5.72
Less distributions
Dividends (from net investment income)         -        -     (0.07)    (0.10)    (0.15)
Distributions (from capital gains)             -    (2.15)    (2.23)    (2.33)    (3.02)
Total distributions                            -    (2.15)    (2.30)    (2.43)    (3.17)
Net asset value, end of period           $ 47.20  $ 34.71   $ 35.29   $ 28.79   $ 26.13
Total return                               35.98%    4.69%    33.10%    21.04%    28.18%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted) $831,338 $615,345  $607,699  $417,964  $360,336
Ratio of net expenses to average
  net assets                             0.97%(b)   1.03%      1.07%    1.08%     0.99%
Ratio of net investment income (loss)
  to average net assets                (0.18%)(b)  (0.10%)     0.04%    0.32%    0.56%
Portfolio turnover rate (a)                  57%      39%         5%      39%      36%

(a) Portfolio turnover rate for 1999 and 1998 shows the portfolio turnover rate of the Portfolio. The Portfolio's turnover rate from the commencement of operations on February 14, 1997 through September 30, 1997, was 22%. Portfolio turnover rate for 1997, 1996 and 1995 shows that of the Fund prior to commencement of operations of the Portfolio.
(b) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.03% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred through the current fiscal year without the reduction.
(c) Per share data was calculated using average shares outstanding during the period.

GROWTH INVESTOR FUND

PER SHARE DATA
                                                   Period ended
                                                   September 30,
                                                      1999(a)
-----------------------------------------------------------------
Net asset value, beginning of period                 $ 10.00
Income from investment operations
Net investment loss (g)                                (0.02)
Net loss on securities (both realized and unrealized)  (0.53)
Total from investment operations                       (0.55)
Net asset value, end of period                       $  9.45
Total return (d)                                       (5.50%)(e)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)               $11,329
Ratio of net expenses to average net assets (b)          1.10%(c)
Ratio of net investment loss to average net assets (d)  (0.34%)(c)
Portfolio turnover rate (f)                                45%

(a) From commencement of operations on March 31, 1999.
(b) If the Fund had paid all of its expenses and there had been no reimbursement by Stein Roe, this ratio would have been 2.34% (annualized).
(c) Annualized.
(d) Computed giving effect to Stein Roe's expense limitation undertaking.
(e) Not annualized.
(f) Portfolio turnover rate of the Portfolio.
(g) Per share data was calculated using average shares outstanding during the period.

MIDCAP GROWTH FUND (A)
PER SHARE DATA
                                      Years ended    Period ended
                                      September 30,  September 30,
                                      1999     1998      1997(b)
-----------------------------------------------------------------
Net asset value, beginning of period $ 10.41  $ 10.77   $ 10.00
Income from investment operations
Net investment loss (h)                (0.10)   (0.07)        -
Net gains (losses) on securities
  (both realized and unrealized)        2.20    (0.29)     0.77
Total from investment operations        2.10    (0.36)     0.77
Net asset value, end of period       $ 12.51  $ 10.41   $ 10.77
Total return (f)                       20.17%  (3.34%) 7.70%(g)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                      $44,359  $49,974   $49,830
Ratio of net expenses to average
  net assets (c)                       1.25%    1.25%   1.25%(e)
Ratio of net investment income
  (loss) to average net assets(f)   (0.97%)(d) (0.64%)  0.02%(e)
Portfolio turnover rate               133%        75%      3%(g)

(a) The name of the Fund was changed on May 6, 1999 from Stein Roe Growth Opportunities Fund to Stein Roe Midcap Growth Fund.
(b) From commencement of operations on June 30, 1997.
(c) If the Fund had paid all of its expenses and there had been no reimbursement by Stein Roe, this ratio would have been 1.54% for the year ended September 30, 1999, 1.44% for the year ended September 30, 1998, and 1.74% for the period ended September 30, 1997.
(d) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.11% as a result of expenses accrued in a prior period. The Fund's gross expense ratio and net investment income ratio disclosed above reflect the actual rate at which expenses were incurred through the current fiscal year without the reduction.
(e) Annualized.
(f) Computed giving effect to Stein Roe's expense limitation undertaking.
(g) Not annualized.
(h) Per share data was calculated using average shares outstanding during the period.

LARGE COMPANY FOCUS FUND
PER SHARE DATA
                                     Year ended     Period ended
                                     September 30,  September 30,
                                        1999            1998(a)
-----------------------------------------------------------------
Net asset value, beginning of period  $  8.73         $ 10.00
Income from investment operations
Net investment income (loss) (f)        (0.05)              -
Net gain (loss) on securities (both
  realized and unrealized)               3.10           (1.27)
Total from investment operations         3.05           (1.27)
Net asset value, end of period        $ 11.78         $  8.73
Total return (c)                        35.05%         (12.70%)(e)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                       $59,647         $44,716
Ratio of net expenses to
  average net assets (b)                 1.49%            1.50%(d)
Ratio of net investment loss to
  average net assets (c)                (0.47%)         (0.12%)(d)
Portfolio turnover rate                    68%             21%(e)

(a) From commencement of operations on June 26, 1998.
(b) If the Fund had paid all of its expenses and there had been no reimbursement by Stein Roe, this ratio would have been 1.61% for the period ended September 30, 1998.
(c) Computed giving effect to Stein Roe's expense limitation undertaking.
(d) Annualized.
(e) Not annualized.
(f) Per share data was calculated using average shares outstanding during the period.

CAPITAL OPPORTUNITIES FUND
PER SHARE DATA
                                                      Years ended September 30,
                                            1999   1998       1997        1996      1995
-----------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 25.25  $ 29.10   $ 31.04     $ 21.69   $ 15.79
Income from investment operations
Net investment income (loss) (c)           (0.17)   (0.25)    (0.17)      (0.06)     0.01
Net gains (losses) on securities
  (both realized and unrealized)            3.56    (3.60)    (1.77)      10.41      5.91
Total income from investment operations     3.39    (3.85)    (1.94)      10.35      5.92
Less distributions
Dividends (from net investment income)         -        -         -       (0.01)    (0.02)
Distributions (from capital gains)             -        -         -       (0.99)        -
Total distributions                            -        -         -       (1.00)    (0.02)
Net asset value, end of period           $ 28.64  $ 25.25   $ 29.10       31.04   $ 21.69
Total return                               13.43%  (13.23%)   (6.25%)     49.55%    37.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted) $411,347 $681,133 $1,110,642 $1,684,538  $242,381
Ratio of net expenses to average
  net assets                             1.19%(b)   1.20%      1.17%       1.22%     1.05%
Ratio of net investment income
  (loss) to average net assets         (0.72%)(b)  (0.72%)    (0.69%)     (0.40%)    0.08%
Portfolio turnover rate                   88%         47%        35%         22%       60%

(a) All per-share amounts reflect a two-for-one stock split effective August 25, 1995.
(b) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.12% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.
(c) Per share data was calculated using average shares outstanding during the period.

SMALL COMPANY GROWTH FUND
PER SHARE DATA
Period ended         Years ended          Period ended
                                       September 30          June 30,              June 30,
                                       ------------  -------------------------   -------------
                                           1999      1999     1998       1997       1996(b)
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period     $12.790   $14.390   $12.650     $11.300   $10.110
Income from investment operations
Net investment loss (a)(g)                (0.031)   (0.094)   (0.143)     (0.114)   (0.016)
Net gains on securities (both
  realized and unrealized)                 0.741     0.194     2.783       1.484     1.206
Total income from investment operations    0.710     0.100     2.640       1.370     1.190
Less distributions
Dividends (from net investment income)         -         -         -      (0.005)        -
Distributions (from capital gains)             -    (1.700)   (0.900)     (0.015)        -
Total distributions                            -    (1.700)   (0.900)     (0.020)        -
Net asset value, end of period           $13.500   $12.790   $14.390     $12.650   $11.300
Total return (c)(d)                      5.55%(e)    1.71%     21.56%     12.14%     11.77%(e)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)   $9,913    $9,293    $3,867      $3,185    $2,826
Ratio of net expenses to average net
  assets (h)                            1.50%(f)     1.52%     1.55%       1.55%      1.55%(f)
Fees and expenses borne by investment
  adviser (h)                           2.23%(f)     2.53%     2.21%       2.57%      1.38%(f)
Ratio of net investment loss to
  average net assets(h)               (0.93%)(f)    (0.78%)   (1.04%)     (0.99%)    (0.58%)(f)
Portfolio turnover rate                   27%(e)      105%       70%         54%         0% (e)

(a) Net of fees and expenses waived
   or borne by the investment adviser
   which amounted to:                  $0.073       $0.305    $0.301      $0.297     $0.038
(b) The Predecessor Fund commenced operations on March 25, 1996.
    The activity shown is from the effective date of registration
    (March 31, 1996) with the Securities and Exchange Commission.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) Annualized.
(g) Per share data was calculated using average shares outstanding during the period.
(h) The benefit derived from custody credits and directed
    brokerage arrangements had no impact.
(i) The Predecessor Fund was not publicly offered and may have been managed differently than a publicly offered fund.

YOUR ACCOUNT

PURCHASING SHARES   You will not pay a sales charge when you
purchase Fund shares. Your purchases are made at the NAV next determined after the Fund receives your check, wire transfer or electronic transfer. If a Fund receives your check, wire transfer or electronic transfer after the close of regular trading on the New York Stock Exchange (NYSE)-normally 4 p.m. Eastern time-your purchase is effective on the next business day.

Growth Stock Fund, Growth & Income Fund, and Growth Investor Fund
Accounts

Growth Stock Fund is closed to purchases (including exchanges) by new investors except for purchases by eligible investors as described below. If you are already a shareholder of Growth Stock Fund, you may continue to add to your account or open another account with the Fund in your name. In addition, you may open a new Growth Stock Fund account if:

* you are a shareholder of any other Stein Roe Fund, having purchased shares directly from Stein Roe, as of October 15, 1997, and you are opening a new Growth Stock Fund account by exchange or by dividend reinvestment;
* you are a client of Stein Roe;
* you are a trustee of the Trust; an employee of Stein Roe, or any of its affiliated companies; or a member of the immediate family of any trustee or employee;
* you purchase shares (i) under an asset allocation program sponsored by a financial advisor, broker-dealer, bank, trust company or other intermediary or (ii) from certain financial advisors who charge a fee for services and who, as of October 15, 1997, had one or more clients who were Growth Stock Fund shareholders; or
* you purchase shares for an employee benefit plan, the records for which are maintained by a trust company or third-party administrator under an investment program with Growth Stock Fund.

Class S shares of Growth & Income Fund and Growth Investor Fund are no longer available for purchase by new investors except for purchases by eligible investors as described below. Shares of those Funds outstanding on November 22, 1999, were redesignated Class S shares. Like the existing shares from which they were converted, Class S shares are no-load shares carrying no sales charge or 12b-1 fee. If you own Class S shares of Growth & Income Fund or Growth Investor Fund, you may continue to purchase additional Class S shares of that Fund for your account or you may open another Class S share account with that Fund. In addition, you may open a new Class S share account if:

* as of October 31, 1999, you are a shareholder of any other Stein Roe Fund, having purchased shares directly from Stein Roe, and you are opening a new account by exchange or by dividend reinvestment;
* you are a client of Stein Roe;
* you purchase shares (i) under an asset allocation program sponsored by a financial advisor, broker-dealer, bank, trust company or other intermediary or (ii) from certain financial advisors who charge a fee for services and who, as of October 31, 1999, held shares of Growth & Income Fund or Growth Investor Fund for its clients; or
* you purchase shares for an employee benefit plan whose records are maintained by a trust company or plan administrator under an investment program that included Growth & Income Fund or Growth Investor Fund on October 31, 1999.

If you have questions about your eligibility to purchase shares of Growth Stock Fund or Class S shares of Growth & Income Fund or
Growth Investor Fund, please call 800-338-2550.

Purchases through Third Parties

If you purchase Fund shares through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Funds offer. There are no charges or limitations if you purchase shares directly from a Fund, except those fees described in this prospectus.

If an intermediary is an agent or designee of the Funds, orders are processed at the NAV next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the NAV next determined.

Conditions of Purchase

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. A Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors. A Fund may waive or lower its investment minimums for any reason. If you participate in the Stein Roe Counselor [service mark] program or are a client of Stein Roe Private Capital Management, the minimum initial investment is determined by those programs.

                        ACCOUNT MINIMUMS
                        Minimum to      Minimum    Minimum
Type of Account       Open an Account   Addition   Balance
------------------------------------------------------------
Regular                   $2,500         $100      $1,000
Custodial (UGMA/UTMA)     $1,000         $100      $1,000
Automatic Investment Plan $1,000          $50           -
Roth and Traditional IRA    $500          $50        $500
Educational IRA             $500          $50*       $500
*Maximum $500 contribution per calendar year per child.

Opening an Account

                OPENING OR ADDING TO AN ACCOUNT

Opening an Account  BY MAIL:
                    Complete the application.
                    Make check payable to Stein Roe Mutual Funds.

                    Mail application and check to:
                      SteinRoe Services Inc.
                      P.O. Box 8900
                      Boston, MA 02205

                    BY WIRE:
                    Mail your application to the address listed on the left, then call 800-338-2550 to obtain an account number. Include your Social Security Number. To wire funds, use the instructions below.

Adding to an Account  BY MAIL:
                    Make check payable to Stein Roe Mutual Funds.
                    Be sure to write your account number on the check.

                    Fill out investment slip (stub from your statement or confirmation) or include a note indicating the amount of your purchase, your account number, and the name in which your account is registered.

                    Mail check with investment slip or note to the address above.

                    BY WIRE:
                    Wire funds to:
                      First National Bank of Boston
                      ABA:  011000390
                      Attn: SSI, Account No. 560-99696
                      Fund No. __; Stein Roe ____ Fund
                      Your name (exactly as in the registration).
                      Fund account number.

                    Fund Numbers:
                    11-Growth & Income Fund (Class S)
                    20-Midcap Growth Fund
                    21-Large Company Focus Fund
                    25-Small Company Growth Fund
                    26-Growth Investor Fund (Class S)
                    31-Balanced Fund
                    32-Growth Stock Fund
                    33-Capital Opportunities Fund
                    34-Disciplined Stock Fund

                    OPENING OR ADDING TO AN ACCOUNT

Opening an Account  BY ELECTRONIC FUNDS TRANSFER:
                    You cannot open a new account via electronic transfer.

                    BY EXCHANGE:
                    By mail, phone, automatically (be
                    sure to elect the Automatic Exchange Privilege on your application).

                    THROUGH AN INTERMEDIARY;
                    Contact your financial professional.

Adding to an Account  BY ELECTRONIC FUNDS TRANSFER;
                    Call 800-338-2550 to make your purchase. To set up prescheduled purchases, be sure to elect the Automatic Investment Plan (Stein Roe Asset [SERVICE MARK] Builder) option on your application.

                    BY EXCHANGE:
                    By mail, phone, automatically (be
                    sure to elect the Automatic Exchange Privilege on your application).

                    THROUGH AN INTERMEDIARY:
                    Contact your financial professional.

All checks must be made payable in U.S. dollars and drawn on U.S.
banks.  Money orders and third-party checks will not be accepted.

DETERMINING SHARE PRICE (NAV)   A Fund's share price is its NAV
next determined. NAV is the difference between the values of a Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 4 p.m. Eastern time. If you place an order after that time, you receive the share price determined on the next business day.

To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. Foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

SELLING SHARES   You may sell your shares any day the Funds are
open for business.  Please follow the instructions below.

                         SELLING SHARES
BY MAIL: Send a letter of instruction, in English, including your account number and the dollar value or number of shares you wish to sell. Sign the request exactly as the account is registered. Be sure to include a signature guarantee. All supporting legal documents as required from executors, trustees, administrators, or others acting on accounts not registered in their names, must accompany the request. We will mail the check to your registered address.

BY PHONE:     This feature is automatically added to your account
              unless you decline it on your application.  Call
              800-338-2550 to redeem an amount of $1,000 or more.
              We will mail a check to your registered address.

BY WIRE: Fill out the appropriate areas of the account application for this feature. Proceeds of $1,000 or more ($100,000 maximum) may be wired to your predesignated bank account. Call 800-338-2550 to give instructions to Stein Roe. There is a $7 charge for wiring redemption proceeds to your bank.

BY ELECTRONIC TRANSFER:  Fill out the appropriate areas of the account application for this feature. To request an electronic transfer (not less than $50; not more than $100,000), call 800-338-2550. We will transfer your sale proceeds electronically to your bank. The bank must be a member of the Automated Clearing House.

BY EXCHANGE:  Call 800-338-2550 to exchange any portion of your
              Fund shares for shares in any other Stein Roe no-load fund.

BY AUTOMATIC EXCHANGE:  Fill out the appropriate areas of the account application for this feature. Redeem a fixed amount on a regular basis (not less than $50 per month; not more than $100,000) from a Fund for investment in another Stein Roe no-load fund.

What You Need to Know When Selling Shares

Once we receive and accept your order to sell shares, you may not cancel or revoke it. We cannot accept an order to sell that specifies a particular date or price or any other special conditions. If you have any questions about the requirements for selling your shares, please call 800-338-2550 before submitting your order.

A Fund redeems shares at the NAV next determined after an order has been accepted. We mail proceeds within seven days after the sale. The Funds normally pay wire redemption or electronic transfer proceeds on the next business day.

We will not pay sale proceeds until your shares are paid for. If you attempt to sell shares purchased by check or electronic transfer within 15 days of the purchase date, we will delay sending the sale proceeds until we can verify that those shares are paid for. You may avoid this delay by purchasing shares by a federal funds wire.

We use procedures reasonably designed to confirm that telephone instructions are genuine. These include recording the conversation, testing the identity of the caller by asking for account information, and sending prompt written confirmation of the transaction to the shareholder of record. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

If the amount you redeem is in excess of the lesser of (1)
$250,000 or (2) 1% of a Fund's net assets, the Fund may pay the redemption "in kind." This is payment in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities.

Involuntary Redemption

If your account value falls below $1,000, the Fund may redeem your shares and send the proceeds to the registered address. You will receive notice 30 days before this happens. If your account falls below $10, the Fund may redeem your shares without notice to you.

Low Balance Fee

Due to the expense of maintaining accounts with low balances, if your account balance falls below $2,000 ($800 for custodial accounts), you will be charged a low balance fee of $5 per quarter. The low balance fee does not apply to: (1) shareholders whose accounts in the Stein Roe Funds total $50,000 or more; (2) Stein Roe IRAs; (3) other Stein Roe prototype retirement plans;
(4) accounts with automatic investment plans (unless regular investments have been discontinued); or (5) omnibus or nominee accounts. A Fund can waive the fee, at its discretion, in the event of significant market corrections.

EXCHANGING SHARES   You may exchange Fund shares for shares of
other Stein Roe no-load funds. Call 800-338-2550 to request a prospectus and application for the fund you wish to exchange into. Please be sure to read the prospectus carefully before you exchange your shares.

The account you exchange into must be registered exactly the same as the account you exchange from. You must meet all investment minimum requirements for the fund you wish to exchange into before we can process your exchange transaction.

An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange
Fund shares for shares of another fund.

We may change, suspend or eliminate the exchange service after notification to you.

Generally, we limit you to four telephone exchanges "roundtrips" per year. A roundtrip is an exchange out of a Fund into another
Stein Roe no-load fund and then back to that Fund.

REPORTING TO SHAREHOLDERS   To reduce the volume of mail you
receive, only one copy of certain materials, such as shareholder reports, will be mailed to your household (same address). Please call 800-338-2550 if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.

DIVIDENDS AND DISTRIBUTIONS   Each Fund distributes, at least once
a year, virtually all of its net investment income and net realized capital gains. Growth & Income Fund and Balanced Fund pay dividends quarterly.

A dividend from net investment income represents the income a Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

When a Fund makes a distribution of income or capital gains, the distribution is automatically invested in additional shares of that Fund unless you elect on the account application to have distributions paid by check.

[callout]
OPTIONS FOR RECEIVING DISTRIBUTION AND REDEMPTION PROCEEDS:
* by check
* by electronic transfer into your bank account
* a purchase of shares of another Stein Roe fund
* a purchase of shares in a Stein Roe fund account of another person
[/callout]

If you elect to receive distributions by check and a distribution check is returned to a Fund as undeliverable, or if you do not present a distribution check for payment within six months, we will change the distribution option on your account and reinvest the proceeds of the check in additional shares of that Fund. You will not receive any interest on amounts represented by uncashed distribution or redemption checks.

Tax Consequences

You are subject to federal income tax on both dividends and capital gains distributions whether you elect to receive them in cash or reinvest them in additional Fund shares. If a Fund declares a distribution in December, but does not pay it until after December 31, you will be taxed as if the distribution were paid in December. Stein Roe will process your distributions and send you a statement for tax purposes each year showing the source of distributions for the preceding year.

TRANSACTION                             TAX STATUS
----------------------------------------------------------------
Income dividend                         Ordinary income
Short-term capital gain distribution    Ordinary income
Long-term capital gain distribution     Capital gain
Sale of shares owned one year or less   Gain is ordinary income;
                                        loss is subject to special
                                        rules
Sale of shares owned more than one year Capital gain or loss

In addition to the dividends and capital gains distributions made by a Fund, you may realize a capital gain or loss when selling and exchanging Fund shares. Such transactions may be subject to federal income tax.

This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. Please consult your own tax advisor about the tax consequences of an investment in a Fund.

OTHER INVESTMENTS AND RISKS

The first portion of this prospectus describes each Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, a Fund or Portfolio also may invest in other securities and use other investment techniques. A Fund or Portfolio may elect not to buy any of these other securities or use any of these other investment techniques. A Fund may not always achieve its investment goal.

This section describes other securities and techniques, and risks associated with them. The Statement of Additional Information
(SAI) contains additional information about a Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in a Fund or could cause a Fund's total return to decrease. The SAI also contains a Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change a Fund's investment objective without shareholder approval.

FUTURES AND OPTIONS Growth & Income Portfolio, Balanced Portfolio, and Midcap Growth Fund use futures to gain exposure to groups of stocks or individual issuers. The Portfolios use futures to invest cash pending direct investments in stocks and to enhance their return. Balanced Portfolio also uses futures and options on futures to decrease equity exposure or to adjust interest rate duration of the Portfolio's fixed-income security holdings. Balanced Portfolio uses options on securities to earn additional income or to hedge against price erosion in the underlying security for the intermediate term. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. Futures and options are efficient since they typically cost less than direct investments in the underlying securities. However, the Funds can lose money if the portfolio manager does not correctly anticipate the market movements of those underlying securities.

SHORT SALES   Small Company Growth Fund and Balanced Portfolio may
make short sales of securities. Short selling involves the sale of borrowed securities. When the Fund thinks the price of a stock will decline, it borrows the stock and then sells the borrowed stock. When the Fund has to return the borrowed stock, it tries to buy the stock at a lower price. If the Fund is successful, it has a capital gain. If the Fund is unsuccessful and buys the stock at a higher price than the price at which it sold the stock, the Fund has a capital loss. The Fund's capital gains and losses may result in federal income tax consequences to the Fund's shareholders. Short selling involves certain risks. The Fund could have a loss if the borrowed security increases in value and if the purchased security declines in value.

PORTFOLIO TURNOVER   There are no limits on turnover.  Turnover
may vary significantly from year to year. Stein Roe does not expect it to exceed 100% (150% in the case of Small Company Growth
Fund) under normal conditions. The Funds and Portfolios generally intend to purchase securities for long-term investment although, to a limited extent, they may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce a Fund's return.

TEMPORARY DEFENSIVE POSITIONS   When Stein Roe believes that a
temporary defensive position is necessary, a Fund or Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. A Fund may not achieve its investment objective if it or its Portfolio takes a temporary defensive position.

INTERFUND LENDING PROGRAM   The Funds and Portfolios may lend
money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

THE FUNDS' MANAGEMENT

INVESTMENT ADVISER   Stein Roe & Farnham Incorporated (Stein Roe),
One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Funds and Portfolios. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. For the fiscal year ended September 30, 1999, the Funds paid to Stein Roe the following aggregate fees (as a percent of average net assets):

           Fund                      Fee
     Balanced Fund                  0.70%
     Growth & Income Fund           0.75
     Disciplined Stock Fund         0.87
     Growth Stock Fund              0.71
     Growth Investor Fund           0.73
     Midcap Growth Fund             0.90
     Large Company Focus Fund       0.90
     Capital Opportunities Fund     0.89
     Small Company Growth Fund      1.00

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is
not part of LFG and is managed by a different team.   Stein Roe
and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a portfolio, pursuant to procedures adopted by the Board of Trustees.

PORTFOLIO MANAGERS

Balanced Fund/Balanced Portfolio-Harvey Hirschhorn, portfolio manager since 1996; William Garrison, associate portfolio manager since 1994; Sandra Knight, associate portfolio manager since 1996.

Growth & Income Fund/Growth & Income Portfolio-Daniel Cantor, portfolio manager since 1995; Jeffrey Kinzel, associate portfolio manager since 1996.

Disciplined Stock Fund/Disciplined Stock Portfolio-Daniel Cantor, portfolio manager since May 1999; Jeffrey Kinzel, co-manager since November 1999.

Growth Stock Fund/Growth Stock Portfolio-Erik Gustafson, portfolio manager since 1994; David Brady, associate portfolio manager since 1996.

Growth Investor Fund/Growth Invest Portfolio-Erik Gustafson and
David Brady, co-portfolio managers since 1995.

Midcap Growth Fund-Steve Hayward, portfolio manager since November
1999.

Large Company Focus Fund-David Brady, portfolio manager since June
1998.

Capital Opportunities Fund-Erik Gustafson and David Brady, co-portfolio managers since May 1999; Steve Hayward, co-manager since November 1999.

Small Company Growth Fund-William Garrison, portfolio manager since September 1998.

David P. Brady joined Stein Roe in 1993. He was an associate portfolio manager of Disciplined Stock Fund until 1995, and is currently a senior vice president. He holds a B.S. degree in finance, graduating Magna Cum Laude from the University of Arizona, and an M.B.A. degree from the University of Chicago.

Daniel K. Cantor joined Stein Roe in 1985 as an equity analyst and served as an advisor to Stein Roe Private Capital Management from 1992 to 1995. Mr. Cantor is a senior vice president. A chartered financial analyst, he received a B.A. degree from the University of Rochester and an M.B.A. degree from the Wharton School of the University of Pennsylvania.

William M. Garrison has been employed by Stein Roe since 1989 as an equity research analyst and is a vice president. He earned an A.B. degree from Princeton University and an M.B.A. degree from the University of Chicago.

Erik P. Gustafson joined Stein Roe in 1992 as a portfolio manager for privately managed accounts and is a senior vice president. He holds a B.A. degree from the University of Virginia and M.B.A. and J.D. degrees from Florida State University.

Steve D. Hayward joined Stein Roe as a portfolio manager in November 1999. He served as vice president, investments for M & I Investment Management from 1993 to 1999, where he managed the Marshall Mid-Cap Fund and Marshall Small-Cap Growth Fund. Mr. Hayward earned a B.A. degree from North Park College and a M.B.A. degree in finance from Loyola University.

Harvey B. Hirschhorn joined Stein Roe in 1973 and is executive vice president and chief economist and investment strategist. He holds an A.B. degree from Rutgers College and an M.B.A. degree from the University of Chicago, and is a chartered financial analyst.

Jeffrey C. Kinzel joined Stein Roe in 1991. He has served as a senior equity analyst and core portfolio team member for Stein Roe in addition to his portfolio management responsibilities. He is a senior vice president of Stein Roe. A certified financial analyst, he holds a bachelor's degree from Northwestern University, a law degree from the University of Michigan, and a master's degree in business administration from the Wharton School of the University of Pennsylvania.

Sandra Knight is a vice president of Stein Roe, which she joined in 1991 as a quantitative analyst. She earned a B.S. degree from Lawrence Technological University and an M.B.A. degree from Loyola University of Chicago.

MASTER/FEEDER FUND STRUCTURE Unlike mutual funds that directly acquire and manage their own portfolios of securities, Balanced Fund, Growth & Income Fund, Growth Stock Fund, Growth Investor Fund, and Disciplined Stock Fund are "feeder" funds in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities (the Fund's corresponding Portfolio) that has investment objectives and policies substantially identical to those of the Fund. The investment performance of a Fund depends upon the investment performance of its Portfolio. If the investment policies of a Fund and its Portfolio became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

FOR MORE INFORMATION

You can obtain more information about the Funds' investments in their semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Funds' performance over the past six months and year.

You may wish to read the Funds' SAI for more information. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Funds' semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Funds, write or call:

Stein Roe Mutual Funds
One Financial Center
Boston, MA  02111
800-338-2550

www.steinroe.com

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act file number of Liberty-Stein Roe Funds
Investment Trust:  811-04978


LIBERTY FUNDS DISTRIBUTOR, INC.